OPERATING LEASES - Schedule of Future Minimum lease Payments for Operating leases (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 3,302
2023	2,091
2024	701
2025	16
2026 and onwards	0
Total minimum lease payments	6,110
Less: imputed interest	84
Total lease liability balance	$ 6,026